Derivatives and hedge accounting - Maturity derivatives designated in fair value hedging (Details) - Fair value hedges [member] - Interest rate risk [member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Interest rate swap [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	48,574	40,481
Interest rate swap [member] | Less than 1 month [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(83)	15
Interest rate swap [member] | 1 to 3 months [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	2,654	1,153
Interest rate swap [member] | 3 to 12 months [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	1,340	1,263
Interest rate swap [member] | 1-2 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	7,213	6,704
Interest rate swap [member] | 2-3 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	5,862	6,170
Interest rate swap [member] | 3-4 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	3,772	4,281
Interest rate swap [member] | 4-5 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	7,533	4,347
Interest rate swap [member] | >5 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	20,282	16,548
Other interest derivatives [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(1,490)	(1,378)
Other interest derivatives [member] | Less than 1 month [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument		(1)
Other interest derivatives [member] | 1 to 3 months [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(102)	(68)
Other interest derivatives [member] | 3 to 12 months [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(307)	(283)
Other interest derivatives [member] | 1-2 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(286)	(434)
Other interest derivatives [member] | 2-3 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(287)	(370)
Other interest derivatives [member] | 3-4 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(357)	(302)
Other interest derivatives [member] | 4-5 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	(224)	(315)
Other interest derivatives [member] | >5 years [member]
Disclosure of detailed information about hedging instruments [table]
Nominal Amount Of Hedging Instrument	73	394